Preferred Stock and Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Stock options issued and outstanding	480,875	349,495
Common stock warrants issued and outstanding	$ 768,592
Placement agent warrants issued and outstanding	$ 53,799
Unvested sponsor shares	12,000
Authorized for future stock awards or option grants	96,449
Authorized for future issuances under the ESPP	59,144
Total	1,711,457
Public Warrants Issued and Outstanding
Class Of Stock [Line Items]
Class of Warrant or Right, Outstanding	233,332	233,332
Private Placement Warrants Issued and Outstanding
Class Of Stock [Line Items]
Class of Warrant or Right, Outstanding	7,266	7,266
Common Stock [Member]
Class Of Stock [Line Items]
Stock options issued and outstanding	480,875